REVENUE RECOGNITION (Details 2) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Entity Listings [Line Items]
Amounts included in the beginning of year contract liability balance					$ 3,576	$ 2,407
Airspan [Member]
Entity Listings [Line Items]
Amounts included in the beginning of year contract liability balance	$ 877,000	$ 422,000	$ 4,427,000	$ 1,814,000